Accumulated other comprehensive loss (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), before tax, beginning balance	$ (3,566)	$ (3,145)	$ (2,406)
Income tax recovery (expense), beginning balance	782	787	639
Accumulated other comprehensive loss, net of tax, beginning balance	(2,784)	(2,358)	(1,767)
Other Comprehensive Income (Loss) Before Reclassifications [Abstract]
Foreign exchange gain (loss) on translation of net investment in foreign operations, before tax	1,038	(701)	(310)
Foreign exchange gain (loss) on translation of net investment in foreign operations, income tax recovery (expense)	0	0	0
Foreign exchange gain (loss) on translation of net investment in foreign operations, net of tax	1,038	(701)	(310)
Foreign exchange gain (loss) on translation of US dollar-denominated debt designated as a hedge of the net investment in foreign operations, before tax	(635)	504	265
Foreign exchange gain (loss) on translation of US dollar-denominated debt designated as a hedge of the net investment in foreign operations, income tax recovery (expense)	86	(67)	(35)
Foreign exchange gain (loss) on translation of US dollar-denominated debt designated as a hedge of the net investment in foreign operations, net of tax	(549)	437	230
Actuarial gain (loss) arising during the year, before tax	(969)	(408)	(881)
Actuarial gain (loss) arising during the year, income tax recovery (expense)	262	110	235
Actuarial gain (loss) arising during the year, net of tax	(707)	(298)	(646)
Prior service credit arising during the year, before tax	6
Prior service credit arising during the year, income tax recovery (expense)	(2)
Prior service credit arising during the year, net of tax	4
Amounts Reclassified from Accumulated Other Comprehensive Income (Loss) [Abstract]
Amortization of net actuarial loss, before tax	198	179	172
Amortization of net actuarial loss, income tax recovery (expense)	(54)	(47)	(47)
Amortization of net actuarial loss, net of tax	144	132	125
Amortization of prior service cost - pre-tax	3	5	5
Amortization of prior service cost, income tax recovery (expense)	0	(1)	(1)
Amortization of prior service cost, net of tax	3	4	4
Settlement loss arising during the year, before tax	3		10
Settlement loss arising during the year, income tax recovery (expense)	(1)		(4)
Settlement loss arising during the year, net of tax	2		6
Other comprehensive income (loss), before tax	(356)	(421)	(739)
Income tax recovery (expense)	291	(5)	148
Other comprehensive income (loss), net of tax	(65)	(426)	(591)
Accumulated other comprehensive income (loss), before tax, ending balance	(3,922)	(3,566)	(3,145)
Income tax recovery (expense), ending balance	1,073	782	787
Accumulated other comprehensive loss, net of tax, ending balance	(2,849)	(2,784)	(2,358)
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), before tax, beginning balance	(444)	(247)	(202)
Other Comprehensive Income (Loss) Before Reclassifications [Abstract]
Foreign exchange gain (loss) on translation of net investment in foreign operations, before tax	1,038	(701)	(310)
Foreign exchange gain (loss) on translation of US dollar-denominated debt designated as a hedge of the net investment in foreign operations, before tax	(635)	504	265
Amounts Reclassified from Accumulated Other Comprehensive Income (Loss) [Abstract]
Other comprehensive income (loss), before tax	403	(197)	(45)
Accumulated other comprehensive income (loss), before tax, ending balance	(41)	(444)	(247)
Pension and other postretirement benefit plans [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), before tax, beginning balance	(3,122)	(2,898)	(2,204)
Other Comprehensive Income (Loss) Before Reclassifications [Abstract]
Actuarial gain (loss) arising during the year, before tax	(969)	(408)	(881)
Prior service credit arising during the year, before tax	6
Amounts Reclassified from Accumulated Other Comprehensive Income (Loss) [Abstract]
Amortization of net actuarial loss, before tax	198	179	172
Amortization of prior service cost - pre-tax	3	5	5
Settlement loss arising during the year, before tax	3		10
Other comprehensive income (loss), before tax	(759)	(224)	(694)
Accumulated other comprehensive income (loss), before tax, ending balance	$ (3,881)	$ (3,122)	$ (2,898)